Consolidate Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 74,781	$ 40,577
Restricted cash	1,623	1,601
Accounts receivable, net	5,380	5,741
Payment-dependent notes receivable at fair value, current	1,153	39,289
Prepaid expenses and other current assets	5,148	4,146
Total current assets	88,085	91,354
Property and equipment, net	497	897
Internal-use software, net	2,691	1,575
Goodwill and other intangible assets, net	137,774	140,410
Operating lease right-of-use assets	7,881	8,983
Payment-dependent notes receivable at fair value, noncurrent	13,453	13,735
Other assets, noncurrent	7,514	1,548
Total Assets	257,895	258,502
Current liabilities:
Accounts payable	1,920	2,612
Accrued compensation and benefits	21,240	13,159
Accrued expenses and other current liabilities	8,343	7,288
Operating lease liabilities, current	5,367	3,536
Debt, current		2,499
Payment-dependent notes payable at fair value, current	1,153	39,289
Total current liabilities	38,023	68,383
Debt, noncurrent		16,431
Operating lease liabilities, noncurrent	5,159	8,824
Payment-dependent notes payable at fair value, noncurrent	13,453	13,735
Warrant liabilities, at fair value	7,844	1,780
Total liabilities	64,479	109,153
Commitments and contingencies (Note 8)
Class A ordinary shares, $0.0001 par value; 41,400,000 shares subject to possible redemption at $10.00 per share at December 31, 2021 and 2020	246,056	156,848
Stockholders' deficit:
Additional paid-in capital	25,919	52,561
Accumulated deficit	(78,559)	(60,060)
Total stockholders' deficit	(52,640)	(7,499)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	$ 257,895	$ 258,502